Organization and principal activities - Schedule of Condensed Consolidated Cash Flows Data for the VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Investments in and Advances to Affiliates
Net cash provided by operating activities	¥ 94,283	$ 12,917	¥ (32,081)	¥ (400,363)	[1]
Net cash (used in)/provided by investing activities	3,678,535	503,957	53,206	(848,568)	[1]
Net cash provided by/(used in) financing activities	(3,104,671)	$ (425,338)	(202,294)	6,049	[1]
Variable Interest Entity (VIE)
Investments in and Advances to Affiliates
Net cash provided by operating activities	24,602		56,821	379,397
Loans and advances to Group companies				(160,406)
Other investing activities	(22,838)		(49,263)	(720,237)
Net cash (used in)/provided by investing activities	¥ (22,838)		¥ (49,263)	¥ (880,643)

[1]	HUYA Inc. consolidated 2022 statement of comprehensive income has been retrospectively adjusted due to the business combination under common control as discussed in Note 2(d).